INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Haitong Banco De Investimento Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest	20.00%	20.00%
Shareholding interest with voting rights	20.00%	20.00%
Investment carrying amount	R$ 109,290	R$ 98,243
Associates and joint ventures current assets	5,862,399	5,099,950
Associates and joint ventures non - current assets	2,236,478	1,945,607
Associates and joint ventures current liabilities	5,255,969	4,559,541
Associates and joint ventures non - current liabilities	2,299,487	1,994,799
Share of profit (loss) of associates and jointly controlled entities	13,635
Revenue	995,371	668,016
Associates and joint ventures net income (loss) for the year	R$ 68,175	(23,575)
Equity in net income (loss)		R$ (4,715)
Tecnologia Bancaria S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest	24.55%	24.55%
Shareholding interest with voting rights	24.32%	24.32%
Investment carrying amount	R$ 249,118	R$ 241,277
Associates and joint ventures current assets	766,711	854,080
Associates and joint ventures non - current assets	2,473,255	2,354,233
Associates and joint ventures current liabilities	668,796	774,316
Associates and joint ventures non - current liabilities	1,579,574	1,471,727
Share of profit (loss) of associates and jointly controlled entities	7,841
Revenue	254,190	2,783,255
Associates and joint ventures net income (loss) for the year	R$ 31,939	15,255
Equity in net income (loss)		R$ 3,710
Swiss Re Corporate Solutions Brasil [Member]
IfrsStatementLineItems [Line Items]
Equity interest	40.00%	40.00%
Shareholding interest with voting rights	40.00%	40.00%
Investment carrying amount	R$ 534,853	R$ 552,687
Associates and joint ventures current assets	3,075,599	2,667,390
Associates and joint ventures non - current assets	2,171,323	2,356,236
Associates and joint ventures current liabilities	3,187,083	3,026,387
Associates and joint ventures non - current liabilities	959,644	854,949
Share of profit (loss) of associates and jointly controlled entities	20,053
Revenue	2,718,632	2,252,238
Associates and joint ventures net income (loss) for the year	R$ 50,133	94,083
Equity in net income (loss)		R$ 37,633
Elo Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest	50.01%	50.01%
Shareholding interest with voting rights	50.01%	50.01%
Investment carrying amount	R$ 1,242,721	R$ 2,263,011
Associates and joint ventures current assets	1,433,582	963,331
Associates and joint ventures non - current assets	6,152,357	4,746,612
Associates and joint ventures current liabilities	597,993	965,266
Associates and joint ventures non - current liabilities	4,375,461	91,253
Share of profit (loss) of associates and jointly controlled entities	1,020,208
Revenue	762,567	1,813,170
Associates and joint ventures net income (loss) for the year	2,040,008	1,566,669
Equity in net income (loss)		784,391
Companies Other [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	11,147,458	7,873,794
Share of profit (loss) of associates and jointly controlled entities	1,100,890
Equity in net income (loss)		710,566
Total Investments [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	13,283,440	11,029,012
Share of profit (loss) of associates and jointly controlled entities	R$ 2,162,627
Equity in net income (loss)		R$ 1,531,585